Shareholder Fees {- Fidelity Advisor Freedom® 2025 Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 | Fidelity Advisor Freedom® 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none